Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net revenues	$ 44,755	$ 3,129
Cost and expenses:
Cost of revenues (including share-based compensation of $nil, $34 and $155 in 2012, 2013 and 2014, respectively)	(15,762)	(2,927)
Research and development (including share-based compensation of $39, $269 and $674 in 2012, 2013 and 2014, respectively)	(9,264)	(3,532)	(1,454)
Sales and marketing (including share-based compensation of $11, $128and $736 in 2012, 2013 and 2014, respectively)	(35,538)	(3,018)	(419)
General and administrative (including share-based compensation of $542, $532 and $5,073 in 2012, 2013 and 2014, respectively)	(10,354)	(3,010)	(1,969)
Total cost and expenses	(70,918)	(12,487)	(3,842)
Other operating income	26	0	0
Loss from operations	(26,137)	(9,358)	(3,842)
Interest income	722	32	3
Loss before income tax provision	(25,415)	(9,326)	(3,839)
Income tax expenses	0	0	0
Net loss attributable to Momo Inc.	(25,415)	(9,326)	(3,839)
Deemed dividend to preferred shareholders	(57,663)	(8,120)	(3,093)
Net loss attributable to ordinary shareholders	$ (83,078)	$ (17,446)	$ (6,932)
Net loss per share attributable to ordinary shareholders
Basic	$ (0.97)	$ (0.26)	$ (0.12)
Diluted	$ (0.97)	$ (0.26)	$ (0.12)
Weighted average shares used in calculating net loss per ordinary share
Basic	85,293,775	67,190,411	60,103,654
Diluted	85,293,775	67,190,411	60,103,654